Segments Results	12 Months Ended
Dec. 31, 2013
Segments Results [Abstract]
Segments Results
Note 12 - Segment Results

ASC 280-10, "Disclosures about Segments of an Enterprise and Related Information", establishes standards for reporting information about operating segments. The following information is provided in accordance with the requirements of ASC 280-10 and is consistent with how business results are reported to the chief operating decision maker.

The Companys' segments are strategic business units that offer different  services to different industries and are managed accordingly. As a result of the acquisitions of the 711 business unit in November 2008 (see note 1J), the Company presents two operating segments. The Company analyzes its operating segments based on the segment's gross profit. The Company has two reportable segments: (1) Digital media services to television and radio broadcasting industries (hereinafter- Digital media services), and (2) Mobile satellite communications services (hereinafter- Mobile satellite communication services).

Management evaluates each segment's performance based upon revenues and gross profit. Management believes such discussions are the most informative representation of how management evaluates performance. Business segment revenues and gross profit are presented below.

The Company's CODM (Chief Operating Decision Maker) does not review segment assets information in order to assess each segment performance. Furthermore, asset information is monitored at the corporate level and reported to the CODM on a total company basis versus a segment basis.

The following tables show components of results of operations by segment:

Year ended December 31, 2013

	Mobile
	satellite	Digital
	communication	media
	services	services	Total
Total revenue	$11,038	$110,757	$121,795

Gross profit	1,952	27,530	29,482

Sales and marketing			9,517
General and administrative			12,003

Operating income			7,962

Financial expenses, net			(153)

Income before taxes on income			7,809

Depreciation and amortization	$532	$8,748	$9,280

Year ended December 31, 2012

	Mobile
	satellite	Digital
	communication	media
	services	services	Total
Total revenue	$8,956	$104,444	$113,400

Gross profit	1,587	25,560	27,147

Sales and marketing			7,388
General and administrative			10,106

Operating income			9,653

Financial expenses, net			1,521

Income before taxes on income			11,174

Depreciation and amortization	$536	$8,347	$8,883

Year ended December 31, 2011

	Mobile
	satellite	Digital
	communication	media
	services	services	Total
Total revenue	$8,334	$104,586	$112,920

Gross profit	384	25,597	25,981

Sales and marketing			7,067
General and administrative			10,130

Operating income			8,784

Financial expenses, net			(2,471)

Income before taxes on income			6,313

Depreciation and amortization	$506	$7,971	$8,477

Revenue is attributed to geographic region based on the location of the customers.

Revenues and long lived assets by geographic areas:

	Year ended December 31
	2011	2012	2013
Revenues:
North America	$31,763	$32,844	$35,520
Europe	48,181	48,325	49,962
Asia	9,537	10,578	13,655
Israel	9,884	8,908	9,165
Middle East (other than Israel)	11,900	10,006	8,964
Rest of the world	1,655	2,739	4,529

Total	$112,920	$113,400	$121,795

	Year ended December 31
	2012	2013
Long-lived assets:

Israel	41,529	$43,448
North America	6,506	6,808
Europe	-	13,668
Total	48,035	$63,924